Partners' Equity - Partnership's capital (Details) - $ / shares			12 Months Ended
	Jul. 13, 2023	Apr. 06, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Partners' Equity
Overall consideration	$ 8.65	$ 8.65
Common units
Partners' Equity
Number of shares/units cancelled	36,175,157		36,175,157
Number of shares outstanding			16,036,602	51,687,865	51,137,201	47,517,824
General partner units
Partners' Equity
Number of shares outstanding			1,080,263	1,080,263	1,077,494	1,021,336
Preference units
Partners' Equity
Number of shares outstanding			11,642,411	11,642,411	13,616,022	14,350,000
Series A preference units
Partners' Equity
Number of shares outstanding			5,084,984	5,084,984
Series B preference units
Partners' Equity
Number of shares outstanding			3,496,382	3,496,382
Series C preference units
Partners' Equity
Number of shares outstanding			3,061,045	3,061,045
Class B units
Partners' Equity
Number of shares/units cancelled	830,000		830,000
Number of shares outstanding				1,245,000	1,660,000	2,075,000